PROVISION FOR EMPLOYEE BENEFITS - Actuarial assumptions (Details) - Defined benefits plans	Dec. 31, 2021	Dec. 31, 2020
PROVISION FOR EMPLOYEE BENEFITS
Discount rate (%)	3.93%	3.89%
Probability of retirement (%)	77.21%	81.62%